Note 16 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2023	2022	2021
Tax recognised in profit or loss

Current tax	7,642	9,932	9,051
Income tax - current year	4,821	8,707	8,769
Income tax - change in tax estimate	1,944	(46)	(168)
Withholding tax - current year	867	1,271	450
Acquisition of Bilboes Gold tax liability (note 5)	10	-	-

Deferred tax expense	5,168	6,838	5,806
Origination and reversal of temporary differences	5,168	6,838	5,806

Tax expense – recognised in profit or loss	12,810	16,770	14,857

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	12,810	16,770	14,857

Disclosure of unrecognized deferred tax assets [text block]
	2023	2022	2021

Bilboes Holdings (Private) Limited*	4,447	-	-
Caledonia Holdings Zimbabwe (Private) Limited – mining	2,942	-	-
Caledonia Holdings Zimbabwe (Private) Limited - services	1,805	1,805	1,205
Blanket Employee Trust Services (Private) Limited	260	227	130
Caledonia Mining Services (Private) Limited	-	69	5
Greenstone Management Services (Pty) Ltd (UK) @	144	176	139
Tax losses carried forward	9,598	2,277	1,479

Disclosure of income taxes paid [text block]
Tax paid	2023	2022	2021

Net income tax payable at January 1	(1,284)	(1,461)	(419)
Current tax expense	(7,642)	(9,932)	(9,051)
Acquisition of Bilboes Gold tax liability (note 5)	(10)	–	–
Foreign currency movement	840	3,243	583
Tax paid	9,206	6,866	7,426
Net income tax receivable/ (payable) at December 31	1,110	(1,284)	(1,461)

Disclosure of income tax reconciliation [text block]
Reconciliation of tax rate

Profit for the year	(618)	22,866	23,142
Total tax expense	12,810	16,770	14,857
Profit before tax	12,192	39,636	37,999

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	5,808	12,600	11,847
Effect of income tax calculated in RTGS$ as required by PN26 (3)	-	713	590
Management fee – withholding tax on deemed dividend portion	398	247	342
Management fee – non-deductible deemed dividend	675	735	611
Management fee – withholding tax - current year	169	174	148
Withholding tax on intercompany dividends	300	850	-
Non-deductible expenditure
- Donations	318	269	311
- Other non-deductible expenditure	37	1,613	904
Unrealised foreign exchange gains	(642)	(1,322)	(614)
Change in tax estimates
- Zimbabwean income tax	1,891	-	(166)
- South African income tax	53	(46)	(2)
Change in unrecognised tax losses	3,803	937	886
Tax expense - recognised in profit or loss	12,810	16,770	14,857

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2023	2022	2023	2022	2023	2022
Property, plant and equipment	-	-	(6,348)	(6,323)	(6,348)	(6,323)
Exploration and evaluation assets	-	-	(146)	(2)	(146)	(2)
Inventories – obsolete stock	65	(163)	-	-	65	(163)
Prepayments	-	-	(9)	(5)	(9)	(5)
Unrealised foreign exchange	-	733	-	-	-	733
Trade and other payables	190	814	-	-	190	814
Provisions	204	25	-	-	204	25
Other	66	-	-	-	66	-
Tax assets/ (liabilities)	525	1,409	(6,503)	(6,330)	(5,978)*	(4,921)*

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2023	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2023
Property, plant and equipment	(6,323)	(5,737)	5,712	(6,348)
Exploration and evaluation assets	(2)	-	(144)	(146)
Inventories – obsolete stock	(163)	90	138	65
Prepayments	(5)	(5)	1	(9)
Unrealised foreign exchange	733	-	(733)	-
Trade and other payables	814	(111)	(513)	190
Provisions	25	529	(350)	204
Other	-	66	-	66
Tax (liabilities)/ assets	(4,921)	(5,168)	4,111	(5,978)
	Balance January 1, 2022	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2022
Property, plant and equipment	(9,328)	(8,560)	11,565	(6,323)
Exploration and evaluation assets	(47)	10	35	(2)
Inventories - obsolete stock	3	(295)	129	(163)
Prepayments	(10)	4	1	(5)
Unrealised foreign exchange	499	1,179	(945)	733
Trade and other payables	989	794	(969)	814
Provisions	54	30	(59)	25
Tax (liabilities)/ assets	(7,840)	(6,838)	9,757	(4,921)